Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries - Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 69,531	$ 38,081	$ 49,917	$ 112,416
Accounts receivable, less allowances	93,333	77,924
Inventories	7,058	8,668
Current deferred income taxes	13,659	12,540
Prepaid income taxes	2,643	2,131
Prepaid expenses	11,447	11,409
Total current assets	197,671	150,753
Investments of deferred compensation plans held in trust (Notes 14 and 16)	36,089	31,629
Properties and equipment, at cost, less accumulated depreciation	91,934	82,951
Identifiable intangible assets less accumulated amortization	57,177	58,262
Goodwill	465,832	460,633
Other assets	10,923	11,677
Total assets	859,626	795,905	830,161
Accounts payable	48,472	48,225
Income taxes (Note 11)	4,938	90
Accrued insurance	40,654	37,147
Accrued compensation	45,457	41,087
Other current liabilities	17,301	18,851
Total current liabilities	156,822	145,400
Deferred income taxes (Note 11)	27,662	29,463
Long-term debt (Note 3)	174,890	166,784
Deferred compensation liabilities (Note 14)	35,599	30,693
Other liabilities	11,362	9,881
Stockholders' equity	453,291	413,684
Total Liabilities and Stockholders' Equity	859,626	795,905
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	56,342	32,470	45,324	109,331
Accounts receivable, less allowances	925	606
Prepaid income taxes	4,043	2,501
Prepaid expenses	564	503
Total current assets	61,874	36,080
Properties and equipment, at cost, less accumulated depreciation	10,984	11,641
Other assets	19,025	19,946
Investments in subsidiaries	874,692	793,277
Total assets	966,575	860,944
Accounts payable	325,916	268,359
Income taxes (Note 11)	1,019	2,615
Accrued insurance	1,339	489
Accrued compensation	4,119	3,828
Other current liabilities	2,786	2,369
Total current liabilities	335,179	277,660
Long-term debt (Note 3)	174,890	166,784
Other liabilities	3,215	2,816
Stockholders' equity	453,291	413,684
Total Liabilities and Stockholders' Equity	966,575	860,944
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	4,674	(1,422)	(1,571)	(1,221)
Accounts receivable, less allowances	427,341	350,229
Inventories	6,505	8,032
Current deferred income taxes	14,633	13,059
Prepaid income taxes		2,186
Prepaid expenses	10,656	10,757
Total current assets	463,809	382,841
Properties and equipment, at cost, less accumulated depreciation	78,236	68,755
Identifiable intangible assets less accumulated amortization	57,177	58,262
Goodwill	461,277	456,183
Other assets	2,005	1,552
Investments in subsidiaries	24,298	21,148
Total assets	1,086,802	988,741
Accounts payable	53,934	48,490
Income taxes (Note 11)	3,816	497
Accrued insurance	39,315	36,658
Accrued compensation	40,891	36,655
Other current liabilities	13,903	15,728
Total current liabilities	151,859	138,028
Deferred income taxes (Note 11)	51,566	51,601
Other liabilities	7,352	4,630
Stockholders' equity	876,025	794,482
Total Liabilities and Stockholders' Equity	1,086,802	988,741
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	8,515	7,033	6,164	4,306
Accounts receivable, less allowances	889	502
Inventories	553	636
Current deferred income taxes	173	131
Prepaid income taxes		718
Prepaid expenses	227	149
Total current assets	10,357	9,169
Investments of deferred compensation plans held in trust (Notes 14 and 16)	36,089	31,629
Properties and equipment, at cost, less accumulated depreciation	2,714	2,555
Goodwill	4,555	4,450
Other assets	13,797	12,317
Total assets	67,512	60,120
Accounts payable	4,444	4,789
Income taxes (Note 11)	1,503	252
Accrued compensation	447	604
Other current liabilities	1,759	1,404
Total current liabilities	8,153	7,049
Deferred compensation liabilities (Note 14)	35,599	30,693
Other liabilities	795	2,435
Stockholders' equity	22,965	19,943
Total Liabilities and Stockholders' Equity	67,512	60,120
Consolidating Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Accounts receivable, less allowances	(335,822)	(273,413)
Current deferred income taxes	(1,147)	(650)
Prepaid income taxes	(1,400)	(3,274)
Total current assets	(338,369)	(277,337)
Other assets	(23,904)	(22,138)
Investments in subsidiaries	(898,990)	(814,425)
Total assets	(1,261,263)	(1,113,900)
Accounts payable	(335,822)	(273,413)
Income taxes (Note 11)	(1,400)	(3,274)
Other current liabilities	(1,147)	(650)
Total current liabilities	(338,369)	(277,337)
Deferred income taxes (Note 11)	(23,904)	(22,138)
Stockholders' equity	(898,990)	(814,425)
Total Liabilities and Stockholders' Equity	$ (1,261,263)	$ (1,113,900)